Stockholders' Equity and Rights and Preferences	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Stockholders' Equity and Rights and Preferences

4. Stockholders’ Equity

The total number of shares that the Company has the authority to issue is 30,500,175, consisting of 20,000,000 shares of common stock, $0.0001 par value per share, and 10,500,175 shares of preferred stock, $0.0001 par value per share. The first series of preferred stock is designated “Series A Preferred Stock” and consists of 3,500,175 authorized shares. The second series of preferred stock is designated “Series B Preferred Stock” and consists of 7,000,000 authorized shares.

Redeemable Convertible Preferred Stock

As of June 30, 2018 and December 31, 2017, the Company has authorized 3,500,175 shares of $0.0001 par value Series A redeemable convertible preferred stock (“Series A Preferred Stock”) and 7,000,000 shares of $0.0001 par value Series B redeemable convertible preferred stock (“Series B Preferred Stock”).

Voting – Each holder of Series A Preferred Stock and Series B Preferred Stock is entitled to vote on all matters and is entitled to the number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder’s preferred stock would be converted.

Dividends – The holders of preferred stock are entitled to receive noncumulative dividends prior to and in preference to any dividends to common shareholders at a rate of $0.045712 per annum on each outstanding share of Series A Preferred Stock and $0.070864 on each outstanding share of Series B Preferred Stock, as and when declared by the Board of Directors. No dividends were declared as of June 30, 2018. The dividend price per share is subject to adjustment for stock splits, stock dividends and reclassifications. No dividends have been declared or paid to date.

Conversion – At the option of the holder, each share of Series A Preferred Stock and Series B Preferred Stock is convertible into common stock. In addition, shares of Series A Preferred Stock and Series B Preferred Stock would convert automatically into common stock upon a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, with a pre-money valuation of the Company equal to at least $75,000,000 which results in aggregate cash proceeds to the Company of at least $30,000,000 (before deduction of underwriting discounts and commissions) or upon the written consent or agreement of the holders of two-thirds of the then outstanding shares of preferred stock voting as a single class. The initial conversion price of the Series A Preferred Stock is $0.5714 per share and the initial conversion price of the Series B Preferred Stock is $0.8858 per share. The conversion ratio may be adjusted from time to time based on anti-dilution provisions included in the Company’s Articles of Incorporation.

Liquidation – In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of preferred stock shall be entitled to receive, on a pari passu basis, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, an amount per share equal to $0.5714 per share on shares of Series A Preferred Stock and $0.8858 per share on shares of Series B Preferred Stock, in each case plus declared but unpaid dividends. After this distribution, all assets shall be ratably distributed to the common and preferred shareholders until the holders of the Series A Preferred Stock and Series B Preferred Stock have received an aggregate of three times the original issue price per share, adjusted for stock splits, stock dividends, and reclassification, after which the holders of the common stock will receive all remaining proceeds.

Redemption – At any time after January 31, 2013, upon the written election of at least two-thirds of the then outstanding shares of preferred stock voting as a single class on the proposal that all of the shares of preferred stock shall be redeemed, the Company, to the extent it has sufficient working capital and may lawfully do so, shall redeem such shares in three equal annual installments by making a cash payment equal to the original issue price per share for each share of preferred stock plus all declared but unpaid dividends on such shares. This conditional obligation that could require the Company to redeem the Preferred Stock in the future does not preclude classification as permanent equity. As a private entity, the Company elected not to present the Preferred Stock within temporary equity.

On September 22, 2017, the Company repurchased 3,500,175 shares of Series A Preferred Stock and 2,201,399 shares of Series B Preferred Stock from an investor for a cash consideration of $200,000.

Common Stock

As of June 30, 2018 and December 31, 2017, the Company had authorized 20,000,000 shares of its common stock, par value $0.0001 per share. As of June 30, 2018 and December 31, 2017, the Company had 5,513,206 shares and 5,495,206 shares, respectively, of common stock issued and outstanding.

On June 2, 2018, options to acquire 18,000 shares of common stock were exercised by a cash payment of $2,520 ($0.14 per share).

6. Stockholders’ Equity and Rights and Preferences

The total number of shares the Company has the authority to issue is 30,500,175, consisting of 20,000,000 shares of common stock, $0.0001 par value per share, and 10,500,175 shares of preferred stock, $0.0001 par value per share. The first series of preferred stock is designated “Series A Preferred Stock” and consists of 3,500,175 shares. The second series of preferred stock is designated “Series B Preferred Stock” and consists of 7,000,000 shares.

Common Stock

The Company has authorized 20,000,000 shares of voting $0.0001 par value common stock. Each holder of the common stock is entitled to one vote per common share. At its discretion, the Board of Directors may declare dividends on shares of common stock.

Redeemable Convertible Preferred Stock

As of December 31, 2017, the Company has authorized 3,500,175 shares of $0.001 par value Series A redeemable convertible preferred stock (“Series A Preferred Stock”) and 7,000,000 shares of $0.0001 par value Series B redeemable convertible preferred stock (“Series B Preferred Stock”).

Voting - Each holder of Series A Preferred Stock and Series B Preferred Stock is entitled to vote on all matters and is entitled to the number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder’s preferred stock would be converted.

Dividends - The holders of preferred stock are entitled to receive noncumulative dividends prior to and in preference to any dividends to common shareholders at a rate of $0.045712 per annum on each outstanding share of Series A Preferred Stock and $0.070864 on each outstanding share of Series B Preferred Stock, as and when declared by the Board of Directors. The dividend price per share is subject to adjustment for stock splits, stock dividends and reclassifications. No dividends have been declared to date.

Conversion – At the option of the holder, each share of Series A Preferred Stock and Series B Preferred Stock is convertible into common stock. In addition, shares of Series A Preferred Stock and Series B Preferred Stock would convert automatically into common stock upon a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933 with a pre-money valuation of the Company equal to at least $75,000,000 and which results in aggregate cash proceeds to the Company of at least $30,000,000 (before deduction of underwriting discounts and commissions) or upon the written consent or agreement of the holders of two-thirds of the then outstanding shares of preferred stock voting as a single class. The initial conversion price of the Series A Preferred Stock is $0.5714 per share and the initial conversion price of the Series B Preferred Stock is $0.8858 per share. The conversion ratio may be adjusted from time to time based on anti-dilution provisions included in the Company’s Articles of Incorporation.

Liquidation - In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of preferred stock shall be entitled to receive, on a pari passu basis, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, an amount per share equal to $0.5714 per share on shares of Series A Preferred Stock and $0.8858 per share on shares of Series B Preferred Stock, in each case plus declared but unpaid dividends. After this distribution, all assets shall be ratably distributed to the common and preferred shareholders until the holders of the Series A Preferred Stock and Series B Preferred Stock have received an aggregate of three times the original issue price per share, adjusted for stock splits, stock dividends, and reclassification, after which the holders of the common stock will receive all remaining proceeds.

Redemption – At any time after January 31, 2013 and upon the written election of at least two-thirds of the then outstanding shares of preferred stock voting as a single class that all of the shares of preferred stock be redeemed, the Company shall, to the extent it may lawfully do so, redeem such shares in three equal annual installments by paying cash equal to the original issue price per share for each share of preferred stock plus all declared but unpaid dividends on such shares. The conditional obligation that could require the Company to redeem the Preferred Stock in the future does not preclude classification as permanent equity. As a private entity, the Company elected not to present the Preferred Stock within temporary equity.

As of December 31, 2017, there were no shares of Series A Preferred Stock outstanding. During the year ended December 31, 2017, the Company repurchased 3,500,175 shares of Series A Preferred Stock and 2,201,399 shares of Series B Preferred Stock from an investor for cash consideration of $200,000.